The maturity profile of the long-term debentures is as follows: (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	R$ 148,544	R$ 181,679
Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	13,877	53,406
Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	55,641	53,417
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	55,691	53,443
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Debentures, noncurrent	R$ 23,335	R$ 21,413